Significant Accounting Policies (Details) - Schedule of operating lease income from fixed payments and variable lease income - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating lease income from fixed payments and variable lease income [Abstract]
Operating lease income from fixed payments	¥ 181,581	¥ 236,172	¥ 417,816	¥ 555,187	¥ 393,285
Variable operating lease income	3,498	2,832	5,168	2,807	1,071
Total	¥ 185,079	¥ 239,004	¥ 422,984	¥ 557,994	¥ 394,356